CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 73,718	$ 40,284	$ 26,264
Prepaid Expenses	187	69
Total current assets	73,905	40,353	26,264
Patent rights and applications			7,058
Property and equipment, net	3,922	3,042
Total assets	77,827	43,395	33,322
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts Payable	98,954	88,598	2,295
Accounts payable, related parties	64,547	18,563	803
Accrued interest	279
Convertible note payable, net of discount of $19,151 and $-0-, respectively	7,349
Notes payable, related parties	9,000	12,000
Total current liabilities	180,129	119,161	3,098
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.00001 par value, 300,000,000 shares authorized, 17,211,679 and 12,374,479 shares issued and outstanding at September 30, 2013 and December 31, 2012, respectively	172	124	115
Additional Paid in Capital	5,684,896	1,732,151	144,127
Subscriptions payable, -0- and 40,000 shares at September 30, 2013 and December 31, 2012, respectively		20,000
(Deficit) accumulated during development stage	(5,787,370)	(1,828,041)	(114,018)
Total stockholders' equity (deficit)	(102,302)	(75,766)	30,224
Total liabilities and stockholders' equity (deficit)	$ 77,827	$ 43,395	$ 33,322